CONCENTRATION OF RISKS (Concentration of Suppliers) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONCENTRATION OF RISKS [Abstract]
Inventory amount sourced from six largest suppliers	$ 508,654	3,168,963	2,721,918	3,039,553
Percentage appreciation of the RMB against US$	1.00%	1.00%	3.30%	4.90%